UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-22884

                         The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

First Quarter Report — March 31, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2017, the net asset value (“NAV”) total return of The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) was 6.4%, compared with a total return of 5.9% for the Morgan Stanley Capital International (“MSCI”) World SMID Cap Index. The total return for the Fund’s publicly traded shares was 8.2%. The Fund’s NAV per share was $13.37, while the price of the publicly traded shares closed at $11.39 on the NYSE. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2017.

Comparative Results

Average Annual Returns through March 31, 2017 (a) (Unaudited)				Since Inception (06/23/14)

	Quarter	1 Year	2 Year
Gabelli Global Small and Mid Cap Value Trust
NAV Total Return (b)	6.36%	8.42%	5.27%	4.33%
Investment Total Return (c)	8.15	9.07	4.34	(1.47)
MSCI World SMID Cap Index	5.91	15.45	5.46	4.37 (d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns reflect changes in the NAV per share. Since inception return is based on an initial NAV of $12.00.
(c)	Total returns reflect changes in closing market values on the NYSE. Since inception return is based on an initial offering price of $12.00.
(d)	From June 30, 2014, the date closest to the Fund’s inception for which data is available.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 86.5%
	Aerospace — 1.7%
10,000	Aerojet Rocketdyne Holdings Inc.†	$217,000
113,000	BBA Aviation plc	431,103
16,500	Kaman Corp.	794,145
100,000	Rolls-Royce Holdings plc	944,685

		2,386,933

	Automotive — 1.5%
5,000	Ferrari NV	371,800
72,000	Navistar International Corp.†	1,772,640

		2,144,440

	Automotive: Parts and Accessories — 2.9%
859	Adient plc	62,424
10,000	Brembo SpA	739,828
87,000	Dana Inc.	1,679,970
50,000	Federal-Mogul Holdings Corp.†	500,000
4,000	Linamar Corp.	181,945
13,000	Modine Manufacturing Co.†	158,600
6,900	Visteon Corp.†	675,855

		3,998,622

	Aviation: Parts and Services — 1.2%
5,000	Arconic Inc.	131,700
12,900	B/E Aerospace Inc.	827,019
1,000	Curtiss-Wright Corp.	91,260
13,000	KLX Inc.†	581,100

		1,631,079

	Broadcasting — 0.8%
9,000	Beasley Broadcast Group Inc., Cl. A	104,400
8,000	Discovery Communications Inc., Cl. A†	232,720
6,000	Entravision Communications Corp., Cl. A	37,200
11,000	Grupo Televisa SAB, ADR	285,340
45,000	ITV plc	123,417
500	Liberty Broadband Corp., Cl. A†	42,545
1,603	Liberty Broadband Corp., Cl. C†	138,499
43,000	Sirius XM Canada Holdings Inc.	178,163

		1,142,284

	Building and Construction — 1.1%
7,500	Armstrong Flooring Inc.†	138,150
50,000	Hertz Global Holdings Inc.†	877,000
10,505	Johnson Controls International plc	442,471

		1,457,621

	Business Services — 4.6%
3,000	Aramark	110,610
3,000	Ascent Capital Group Inc., Cl. A†	42,390
3,000	Core-Mark Holding Co. Inc.	93,570
1,000	Diebold Nixdorf AG	75,743
39,000	Diebold Nixdorf Inc.	1,197,300
4,000	Donnelley Financial Solutions, Inc.†	77,160

Shares		Market Value

15,000	Fly Leasing Ltd., ADR†	$196,800
23,000	Havas SA	204,880
36,001	Herc Holdings Inc.†	1,760,089
2,300	Iron Mountain Inc.	80,585
18,714	JC Decaux SA	658,618
13,000	Loomis AB, Cl. B	411,443
9,800	Macquarie Infrastructure Corp.	789,684
4,000	RDM Corp.	16,363
4,000	Ströeer SE & Co KGaA	222,663
3,500	The Brink’s Co.	187,075
12,000	The Interpublic Group of Companies Inc.	294,840

		6,419,813

	Cable and Satellite — 3.1%
6,000	Altice NV, Cl. B†	135,697
1,000	AMC Networks Inc., Cl. A†	58,680
550	Cable One Inc.	343,460
4,000	Cogeco Communications Inc.	213,708
17,750	Liberty Global plc, Cl. A†	636,692
46,413	Liberty Global plc, Cl. C†	1,626,311
126	Liberty Global plc LiLAC, Cl. A†	2,802
95,000	Sky plc	1,161,686
7,000	Videocon d2h Ltd., ADR†	80,500

		4,259,536

	Closed-End Business Development Company — 0.1%
13,000	MVC Capital Inc.	116,870

	Computer Hardware — 3.5%
92,000	Brocade Communications Systems Inc.	1,148,160
300,000	Nimble Storage Inc.†	3,750,000

		4,898,160

	Computer Software and Services — 0.9%
16,000	Blucora Inc.†	276,800
14,000	Carbonite Inc.†	284,200
780	Dell Technologies Inc., Cl. V†	49,982
38,000	Global Sources Ltd.†	313,500
24,000	Internap Corp.†	89,280
3,000	InterXion Holding NV†	118,680
4,000	Rocket Internet SE†	68,403

		1,200,845

	Consumer Discretionary — 0.3%
10,000	Kameda Seika Co. Ltd.	438,336

	Consumer Products — 4.0%
2,400	Church & Dwight Co. Inc.	119,688
4,000	Coty Inc., Cl. A.	72,520
200	dormakaba Holding AG	159,137
11,500	Edgewell Personal Care Co.†	841,110
6,400	Energizer Holdings Inc.	356,800
21,100	Hunter Douglas NV	1,418,327
300	L’Oreal SA	57,655

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
13,268	Marine Products Corp.	$144,223
600	Nintendo Co. Ltd., ADR†	17,412
1,500	Salvatore Ferragamo SpA	44,934
13,000	Scandinavian Tobacco Group A/S	227,243
6,000	Shiseido Co. Ltd.	157,909
62,000	Swedish Match AB	2,016,930

		5,633,888

	Consumer Services — 0.4%
15,000	AA plc	49,915
3,000	Allegion plc	227,100
16,000	Ashtead Group plc	331,366

		608,381

	Diversified Industrial — 2.2%
17,308	Ampco-Pittsburgh Corp.	243,177
2,500	Crane Co.	187,075
5,500	EnPro Industries Inc.	391,380
10,000	Griffon Corp.	246,500
3,000	Haynes International Inc.	114,360
1,300	K2M Group Holdings Inc.†	26,663
24,000	Myers Industries Inc.	380,400
5,000	Raven Industries Inc.	145,250
5,000	Smiths Group plc	101,422
4,200	Sulzer AG.	439,435
36,000	Toray Industries Inc.	319,159
10,000	Tredegar Corp.	175,500
5,500	Wartsila OYJ Abp	294,251

		3,064,572

	Educational Services — 0.0%
10,000	Universal Technical Institute Inc.	34,500

	Electronics — 1.5%
3,000	Agilent Technologies Inc.	158,610
7,000	Datalogic SpA	179,895
1,000	Dolby Laboratories Inc., Cl. A	52,410
44,000	Sony Corp., ADR	1,484,120
10,000	Sparton Corp.†	209,900

		2,084,935

	Energy and Utilities: Electric — 2.1%
31,200	Algonquin Power & Utilities Corp.	297,958
5,500	El Paso Electric Co.	277,750
7,500	Fortis Inc.	248,543
39,900	Westar Energy Inc.	2,165,373

		2,989,624

	Energy and Utilities: Integrated — 0.5%
15,000	Hawaiian Electric Industries Inc.	499,650
85,000	Hera SpA	236,489

		736,139

Shares		Market Value

	Energy and Utilities: Natural Gas — 0.8%
8,000	National Fuel Gas Co.	$476,960
1,200	Southwest Gas Holdings Inc.	99,492
52,000	Weatherford International plc†	345,800
22,000	Whiting Petroleum Corp.†	208,120

		1,130,372

	Energy and Utilities: Water — 0.8%
60,600	Beijing Enterprises Water Group Ltd.	44,915
1,400	Consolidated Water Co. Ltd.	16,310
13,000	Mueller Water Products Inc., Cl. A	153,660
29,500	Severn Trent plc	880,398

		1,095,283

	Entertainment — 0.6%
5,000	Borussia Dortmund GmbH & Co. KGaA	30,404
7,000	Liberty Media Corp.-Liberty Braves, Cl. C†	165,550
6,000	Manchester United plc, Cl. A	101,400
1,700	The Madison Square Garden Co, Cl. A†	339,507
13,000	Vivendi SA	252,752

		889,613

	Environmental Services — 0.8%
3,000	Stericycle Inc.†	248,670
6,000	Tomra Systems ASA	65,687
9,315	Waste Connections Inc.	821,769

		1,136,126

	Equipment and Supplies — 1.5%
2,400	A.O. Smith Corp.	122,784
4,500	Graco Inc.	423,630
19,000	Interpump Group SpA	441,870
30,000	Mueller Industries Inc.	1,026,900

		2,015,184

	Financial Services — 5.9%
350	Alleghany Corp.†	215,131
11,000	Allied World Assurance Co. Holdings AG	584,100
580	Biglari Holdings Inc.†	250,548
1,250	Credit Acceptance Corp.†	249,264
50,000	Delta Lloyd NV	284,943
10,000	FCB Financial Holdings Inc., Cl. A†	495,500
30,598	Fifth Street Finance Corp.	141,363
49,000	FinecoBank Banca Fineco SpA	333,504
32,000	Flushing Financial Corp.	859,840
86,000	GAM Holding AG.	1,060,350
1,000	Groupe Bruxelles Lambert SA	90,785
32,000	H&R Block Inc.	744,000
38,000	Kinnevik AB, Cl. A	1,133,132
53,000	Kinnevik AB, Cl. B	1,413,625
10,000	Nordnet AB, Cl. B	42,408

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
64,000	Resona Holdings Inc.	$343,713

		8,242,206

	Food and Beverage — 15.2%
5,000	Arcus ASA†	28,243
4,000	Britvic plc	32,450
280	Chocoladefabriken Lindt & Sprungli AG	1,587,780
46,000	Chr. Hansen Holding A/S	2,952,507
6,000	Coca-Cola Amatil Ltd.	49,599
3,000	Coca-Cola HBC AG	77,467
100,000	Cott Corp.	1,236,000
160,500	Davide Campari-Milano SpA	1,861,182
3,000	Dean Foods Co.	58,980
1,000	Diageo plc, ADR	115,580
2,000	Fevertree Drinks plc	37,712
1,200	Fomento Economico Mexicano SAB de CV, ADR	106,224
15,000	Greencore Group plc	46,194
1,000	Heineken Holding NV	79,552
4,500	International Flavors & Fragrances Inc.	596,385
5,000	Inventure Foods Inc.†	22,100
39,000	ITO EN Ltd.	1,424,010
600	J & J Snack Foods Corp.	81,336
9,500	Kerry Group plc, Cl. A	751,787
43,200	Kikkoman Corp.	1,290,218
149,800	Maple Leaf Foods Inc.	3,636,157
12,500	Massimo Zanetti Beverage Group SpA	103,680
135,000	Parmalat SpA	441,561
11,000	Post Holdings Inc.†	962,720
550,000	Premier Foods plc†	303,201
4,800	Remy Cointreau SA	469,923
2,000	Snyder’s-Lance Inc.	80,620
1,800	Symrise AG	119,708
400	The J.M. Smucker Co.	52,432
16,500	The WhiteWave Foods Co.†	926,475
9,000	Treasury Wine Estates Ltd.	84,094
1,000	TreeHouse Foods Inc.†	84,660
35,000	Tsingtao Brewery Co. Ltd., Cl. H	161,230
215,000	Vitasoy International Holdings Ltd.	427,150
16,000	Yakult Honsha Co. Ltd.	888,170

		21,177,087

	Health Care — 5.9%
3,500	Actelion Ltd.	987,820
69,500	AdCare Health Systems Inc.†	88,960
10,000	Air Methods Corp.†	430,000
6,000	Akorn Inc.†	144,480
19,000	Alere Inc.†	754,870
55,000	BioScrip Inc.†	93,500
8,000	Cardiovascular Systems Inc.†	226,200
4,500	Centene Corp.†	320,670
2,000	Charles River Laboratories International Inc.†	179,900

Shares		Market Value

10,000	Depomed Inc.†	$125,500
3,000	Draegerwerk AG & Co. KGaA	233,630
59,000	Endo International plc†	658,440
7,000	Envision Healthcare Corp.†	429,240
4,000	Gerresheimer AG	316,798
1,500	ICU Medical Inc.†	229,050
70,000	InfuSystems Holdings Inc.†	161,000
10,000	Innate Pharma SA†	124,496
10,000	Integer Holdings Corp.†	402,000
2,500	iRadimed Corp.†	22,250
22,000	Kindred Healthcare Inc.	183,700
10,000	Lantheus Holdings Inc.†	125,000
2,000	Ligand Pharmaceuticals Inc.†	211,680
5,000	Mallinckrodt plc†	222,850
4,000	Medivir AB, Cl. B†	31,359
30,000	NeoGenomics Inc.†	236,700
5,000	Orthofix International NV†	190,750
3,000	PAREXEL International Corp.†	189,330
1,500	Patterson Cos., Inc.	67,845
8,800	SurModics Inc.†	211,640
1,250	The Cooper Companies Inc.	249,864
3,000	VCA Inc.†	274,500
1,000	Zoetis Inc.	53,370

		8,177,392

	Hotels and Gaming — 1.4%
1,819	International Game Technology plc	43,110
856,250	Mandarin Oriental International Ltd.	1,113,125
1,000	MGM Resorts International	27,400
8,000	Ryman Hospitality Properties Inc.	494,640
225,000	The Hongkong & Shanghai Hotels Ltd.	264,042

		1,942,317

	Machinery — 3.0%
3,300	Astec Industries Inc.	202,934
300	Bucher Industries AG	87,755
215,000	CNH Industrial NV	2,072,600
121,600	CNH Industrial NV, Borsa Italiana	1,172,698
13,000	Xylem Inc.	652,860

		4,188,847

	Manufactured Housing and Recreational Vehicles — 0.2%
2,000	Cavco Industries Inc.†	232,800

	Media — 0.0%
1,500	Tribune Media Co., Cl. A	55,905

	Metals and Mining — 0.2%
1,111	Alcoa Corp.	38,218
2,000	Allegheny Technologies Inc.	35,920
20,000	Cameco Corp.	221,400

		295,538

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Publishing — 0.7%
1,250	Graham Holdings Co., Cl. B	$749,438
2,000	Meredith Corp.	129,200
3,623	The E.W. Scripps Co., Cl. A†	84,923
3,000	Time Inc.	58,050

		1,021,611

	Real Estate — 1.5%
3,000	Forest City Realty Trust Inc., Cl. A	65,340
11,001	Griffin Industrial Realty Inc.	340,481
100,000	Milestone Apartments Real Estate Investment Trust	1,622,739

		2,028,560

	Retail — 3.3%
7,500	AutoNation Inc.†	317,175
15,000	Avis Budget Group Inc.†	443,700
2,500	Cabela’s Inc.†	132,775
44,000	CST Brands Inc.	2,115,960
2,500	FTD Companies Inc.†	50,350
2,900	Groupe Fnac†	209,198
3,000	Kohl’s Corp.	119,430
7,000	Macy’s Inc.	207,480
1,200	Murphy USA Inc.†	88,104
4,000	Penske Automotive Group Inc.	187,240
25,000	Rite Aid Corp.†	106,250
2,000	Sally Beauty Holdings Inc.†	40,880
6,000	United Natural Foods Inc.†	259,380
10,000	Whole Foods Market Inc.	297,200

		4,575,122

	Semiconductors — 1.4%
55,000	Exar Corp.†	715,550
24,000	InvenSense Inc.†	303,120
9,000	NXP Semiconductors NV†	931,500

		1,950,170

	Specialty Chemicals — 4.1%
6,200	Ashland Global Holdings Inc.	767,622
48,896	Chemtura Corp.†	1,633,126
7,000	H.B. Fuller Co.	360,920
18,000	Huntsman Corp.	441,720
50,000	Platform Specialty Products Corp.†	651,000
2,000	Sensient Technologies Corp.	158,520
12,000	SGL Carbon SE†	122,128
2,000	Takasago International Corp.	64,134
13,000	The Valspar Corp.	1,442,220
3,000	Valvoline Inc.	73,650

		5,715,040

	Telecommunications — 4.4%
41,000	Communications Systems Inc.	180,400
11,000	Gogo Inc.†	121,000

Shares		Market Value

6,000	Harris Corp.	$667,620
6,000	Hellenic Telecommunications Organization SA, ADR	27,810
200,000	Ixia†	3,930,000
8,500	Loral Space & Communications Inc.†	334,900
100,000	Pharol SGPS SA	40,112
33,000	Telekom Austria AG	224,886
21,000	Vodafone Group plc, ADR	555,030
8,180	Windstream Holdings Inc.	44,581

		6,126,339

	Transportation — 0.5%
11,000	GATX Corp.	670,560

	Wireless Communications — 1.9%
45,000	Millicom International Cellular SA, SDR	2,509,472
3,000	United States Cellular Corp.†	111,990

		2,621,462

	TOTAL COMMON STOCKS	120,534,112

	PREFERRED STOCKS — 0.5%
	Financial Services — 0.2%
18,200	The Phoenix Companies Inc., 7.450%, 01/15/32	330,445

	Health Care — 0.3%
15,000	AdCare Health Systems Inc., 10.875%, Ser. A	344,400

	TOTAL PREFERRED STOCKS	674,845

	RIGHTS — 0.0%
	Health Care — 0.0%
12,000	Dyax Corp., CVR†	13,320
1,500	Tobira Therapeutics Inc.†	20,610

	TOTAL RIGHTS	33,930

Principal Amount
	CORPORATE BONDS — 0.1%
	Equipment and Supplies — 0.1%
$150,000	Mueller Industries Inc., 6.000%, 03/01/27	149,625

	U.S. GOVERNMENT OBLIGATIONS — 12.9%
17,996,000	U.S. Treasury Bills, 0.495% to 0.914%††, 04/06/17 to 09/14/17	17,960,402

	TOTAL INVESTMENTS — 100.0% (Cost $126,603,998)	$139,352,914

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Market Value

Aggregate tax cost	$127,775,584

Gross unrealized appreciation	$17,867,485
Gross unrealized depreciation	(6,290,155)

Net unrealized appreciation/depreciation	$11,577,330

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value

United States	57.5%	$80,052,583
Europe	28.2	39,345,096
Canada	6.2	8,674,747
Japan	4.6	6,427,182
Latin America	2.7	3,786,691
Asia/Pacific	0.8	1,066,615

Total Investments	100.0%	$139,352,914

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Automotive: Parts and Accessories	$3,498,622	—	$500,000	$3,998,622
Financial Services	8,199,798	—	42,408	8,242,206
Other Industries (a)	108,293,284	—	—	108,293,284
Total Common Stocks	119,991,704	—	542,408	120,534,112
Corporate Bonds (a)		$149,625		149,625
Preferred Stocks (a)	674,845	—	—	674,845
Rights (a)	—	—	33,930	33,930
U.S. Government Obligations	—	17,960,402	—	17,960,402
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$120,666,549	$18,110,027	$576,338	$139,352,914

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2017, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Kevin V. Dreyer

Managing Director,

GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N.

Alpert President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Wayne C. Pinsent, CFA

Vice President & Ombudsman

Camillo Schmidt-Chiari

Assistant Vice President &

Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGZ Q1/2017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/25/2017

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/25/2017

* Print the name and title of each signing officer under his or her signature.